Expense Example {- Fidelity Freedom® 2025 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom® 2025 Fund - Fidelity Freedom 2025 Fund - Retail Class	May 28, 2022 USD ($)
Expense Example:
1 year	$ 63
3 years	196
5 years	337
10 years	$ 725